TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in Valuation Allowance
Balance	$ 3,306	$ 1,823	$ 184
Addition charged to expenses (Deductions)	268	1,483	1,639
Balance	3,574	3,306	1,823
Investments In Foreign Subsidiaries And Foreign Corporate Joint Ventures That Are Permanent In Nature [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	10,849
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	2,712
Tax rate on recognized foreign earnings dividends	25.00%
Approved Enterprise [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	1,728
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	$ 432
Tax rate on recognized foreign earnings dividends	25.00%